Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 219,126	$ 206,339
Accounts receivable, including non-trade of $40,043 (December 31, 2012 - $7,714) (notes 11 and 13a)	176,265	91,879
Vessel held for sale (note 3a)		13,250
Net investments in direct financing leases - current (note 8)	5,104	5,647
Prepaid expenses	31,675	29,384
Due from affiliates (note 10k)	15,202	29,682
Current portion of derivative instruments (note 11)	500	12,398
Other current assets	3,051	8
Total current assets	450,923	388,587
Vessels and equipment
At cost, less accumulated depreciation of $1,016,812 (December 31, 2012 - $1,080,558)	3,089,582	2,327,337
Advances on newbuilding contracts		127,286
Net investments in direct financing leases (note 8)	22,463	27,568
Investment in joint venture (note 19)	52,120
Derivative instruments (note 11)	10,323	2,913
Deferred tax asset (note 12)	7,854	8,948
Other assets	35,272	28,112
Intangible assets - net (note 5b)	10,436	15,527
Goodwill (note 5a)	127,113	127,113
Total assets	3,806,086	3,053,391
Current
Accounts payable	15,753	15,220
Accrued liabilities (notes 6, 9, 11, 13a)	138,156	61,708
Deferred revenues	29,075	22,641
Due to affiliates (note 10k)	121,864	47,810
Current portion of derivative instruments (note 11)	47,944	47,748
Current portion of long-term debt (note 7)	806,009	248,385
Current portion of in-process revenue contracts (note 5c)	12,744	12,744
Total current liabilities	1,171,545	456,256
Long-term debt (note 7)	1,562,967	1,521,247
Derivative instruments (note 11)	121,135	213,731
In-process revenue contracts (note 5c)	88,550	101,294
Other long-term liabilities	23,984	26,819
Total liabilities	2,968,181	2,319,347
Commitments and contingencies (notes 7, 8, 11 and 13)
Redeemable non-controlling interest (note 13b)	16,564	28,815
Equity
General Partner	21,242	20,162
Accumulated other comprehensive loss		(58)
Partners' equity	787,044	661,094
Non-controlling interests	34,297	44,135
Total equity	821,341	705,229
Total liabilities and total equity	3,806,086	3,053,391
Common Units [Member]
Equity
Limited partners	621,002	640,990
Preferred Units [Member]
Equity
Limited partners	144,800
Total equity	$ 144,800